SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
NOTE 14 - SUBSEQUENT EVENTS

NOTE 14 - SUBSEQUENT EVENTS

On January 25, 2021, the Company has provided a short-term loan of RMB 9 million (approximately of USD 1.38 million) to a third party with annual interest of 5%, which will be matured on November 4, 2021.

On January 27, 2021, the Company has appointed a third party software company to develop a customized YCloud system to provide auto-billing management, stock management and online payment systems for a PRC tobacco Company. The estimated total development cost of customized YCloud system will be RMB 7 million (approximately of USD 1.08 million), the company has paid RMB 4 million (approximately of USD 0.62 million) for the initial development cost on January 27, 2021.

On January 27, 2021, the Company made the payment of RMB 5 million (approximately of USD 0.77 million) for its renovation expenses of new office located in Beijing Economic and Technological Development Zone, Beijing, China. The Company is plan to move the headquarter to the above-mentioned office in July 2021.